Subsequent Events		9 Months Ended
	Mar. 02, 2021	Sep. 30, 2021
Subsequent Events
21. SUBSEQUENT EVENTS
For the Company’s annual Consolidated Financial Statements, management has evaluated the impact of all subsequent events on the Company through August 23, 2021, the date the Consolidated Financial Statements were available to be issued and has determined, other than reported below, that there were no other subsequent events requiring adjustments or disclosure in the Consolidated Financial Statements.
For the Company’s unaudited interim Consolidated Financial Statements, the Company evaluated the effects of subsequent events that occurred from September 30, 2021 through November 17, 2021. Other than reported below, no events have occurred which require adjustment to or disclosure in the Consolidated Financial Statements.

Mcap Acquisition Corp [Member]
Subsequent Events
NOTE 11. SUBSEQUENT EVENTS
Management of the Company evaluates events that have occurred after the balance sheet date of March 2, 2021 through the date this financial statement was issued. Based upon the review, management did not identify any recognized or non-recognized
subsequent events that would have required adjustment or disclosure in the financial statement.

Note 12—Subsequent Events
Management of the Company evaluates events that have occurred after the balance sheet date of September 30, 2021 through the date these financial statements were issued. Based upon the review, management did not identify any recognized or non-recognized
subsequent events that would have required adjustment or disclosure in the financial statements.